Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	MORGAN STANLEY US GOVERNMENT SECURITIES TRUST
Central Index Key	0000730044
Amendment Flag	false
Document Creation Date	Apr 26, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Apr 30, 2013
Morgan Stanley U.S. Government Securities Trust | A
Risk/Return:
Trading Symbol	USGAX
Morgan Stanley U.S. Government Securities Trust | B
Risk/Return:
Trading Symbol	USGBX
Morgan Stanley U.S. Government Securities Trust | L
Risk/Return:
Trading Symbol	USGCX
Morgan Stanley U.S. Government Securities Trust | I
Risk/Return:
Trading Symbol	USGDX

Morgan Stanley U.S. Government Securities Trust
Morgan Stanley U.S. Government Securities Trust
Investment Objective
Morgan Stanley U.S. Government Securities Trust (the "Fund") seeks a high level of current income consistent with safety of principal.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Morgan Stanley Funds. More information about these and other discounts is available from your financial adviser and in the "Share Class Arrangements" section beginning on page 27 of this Prospectus and in the "Purchase, Redemption and Pricing of Shares" section beginning on page 43 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Morgan Stanley U.S. Government Securities Trust	A		B		L		I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%		none		none	[1]	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	none	[2]	5.00%	[3]	none	[1]	none
[1]	Effective February 25, 2013, Class C shares were renamed Class L shares.
[2]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances.
[3]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Morgan Stanley U.S. Government Securities Trust		A	B		L		I
Advisory Fee		0.42%	0.42%		0.42%	[1]	0.42%
Distribution and/or Shareholder Service (12b-1) Fee	[2]	0.25%	0.31%		0.50%	[1]	none
Other Expenses		0.24%	0.24%		0.24%	[1]	0.24%
Total Annual Fund Operating Expenses		0.91%	0.97%	[3]	1.16%	[1]	0.66%
Fee Waiver and/or Expense Reimbursement			0.07%	[3]		[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.91%	0.90%	[3]	1.16%	[1]	0.66%
[1]	Effective February 25, 2013, Class C shares were renamed Class L shares.
[2]	The Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund's Class L shares from 0.75% to 0.50%, effective February 25, 2013. The Distribution and/or Shareholder Service (12b-1) Fee shown in the table above has been restated to reflect such change.
[3]	The Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same (except for the ten-year amounts for Class B shares which reflect the conversion to Class A shares eight years after the end of the calendar month in which shares were purchased). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:
Expense Example Morgan Stanley U.S. Government Securities Trust (USD $)		1 Year	3 Years	5 Years	10 Years
A		514	703	907	1,497
B		592	587	698	1,108	[1]
L	[2]	118	368	638	1,409
I		67	211	368	822
[1]	Does not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" for more information.
[2]	Effective February 25, 2013, Class C shares were renamed Class L shares.

If You HELD Your Shares:
Expense Example No Redemption Morgan Stanley U.S. Government Securities Trust (USD $)		1 Year	3 Years	5 Years	10 Years
A		514	703	907	1,497
B		92	287	498	1,108	[1]
L	[2]	118	368	638	1,409
I		67	211	368	822
[1]	Does not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" for more information.
[2]	Effective February 25, 2013, Class C shares were renamed Class L shares.

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 257% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in a portfolio of U.S. government securities. In making investment decisions, the Fund's "Adviser," Morgan Stanley Investment Management Inc., considers economic developments, interest rate trends and other factors. The U.S. government securities that the Fund may purchase include: U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; securities (including mortgage-backed securities) issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States; securities (including mortgage-backed securities) issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury; securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality; and securities supported by the U.S. Government in some other way, such as the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. The Fund's investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payment until maturity.

The mortgage-backed securities in which the Fund may invest include mortgage pass-through securities, commercial mortgage-backed securities ("CMBS"), collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters"). In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). The Fund may also invest in asset-backed securities. The Fund may invest in restricted and illiquid securities.

The Fund may, but it is not required to, use derivative instruments for risk management purposes. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. These derivative instruments will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in this Fund include:

•  U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial. In addition, because the Fund is not limited as to the maturities of the fixed-income securities in which it may invest, a rise in the general level of interest rates may cause the price of the Fund's portfolio securities to fall substantially. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Zero Coupon Securities. The interest earned on zero coupon securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received on interest-paying securities if prevailing interest rates rise. A zero coupon security pays no interest to its holder during its life. Therefore, to the extent the Fund invests in zero coupon securities, it will not receive current cash available for distribution to shareholders. In addition, zero coupon securities are subject to substantially greater price fluctuations during periods of changing prevailing interest rates than are comparable securities which pay interest on a current basis.

•  Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Investments in TBAs may give rise to a form of leverage and may cause the Fund's portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged.

•  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have risk characteristics similar to mortgage-backed securities.

•  Liquidity. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

•  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A shares' performance from year-to-year and by showing how the Fund's average annual returns for the one, five and 10 year periods compare with those of broad measures of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 869-NEWS.

Annual Total Returns-Calendar Years*

* The Fund previously disclosed the total return of Class B shares. However, Class B shares are closed to new investments. The Bar chart now shows Class A shares which remain open to new investments.
High Quarter	12/31/08	4.03%
Low Quarter	6/30/08	–2.13%

Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns Morgan Stanley U.S. Government Securities Trust		Average Annual Returns, Past 1 Year	Average Annual Returns, Past 5 Years	Average Annual Returns, Past 10 Years
A		(0.61%)	2.20%	2.82%
B		(1.04%)	2.74%	3.32%	[1]
L	[2]	2.39%	2.56%	2.75%
I		4.21%	3.36%	3.53%
After Taxes on Distributions A	[3]	(1.45%)	1.07%	1.52%
After Taxes on Distributions and Sale of Fund Shares A		(0.40%)	1.20%	1.63%
Barclays Capital U.S. Government/Mortgage Index (reflects no deduction for fees, expenses or taxes)	[4]	2.27%	5.46%	4.87%
Lipper General U.S. Government Funds Index (reflects no deduction for taxes)	[5]	3.13%	5.45%	4.46%
[1]	Does not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" for more information.
[2]	Effective February 25, 2013, Class C shares were renamed Class L shares. The one year performance of Class L shares reflects the 1% CDSC in effect for Class C shares as of December 31, 2012. Class C shares held for less than one year were subject to a 1% CDSC. The CDSC on Class L shares was eliminated effective February 25, 2013.
[3]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.
[4]	The Barclays Capital U.S. Government/Mortgage Index includes Treasuries, Government-related issues, and agency mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). It is not possible to invest directly in an index.
[5]	The Lipper General U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from the Class A shares' returns. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley U.S. Government Securities Trust
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Morgan Stanley U.S. Government Securities Trust (the "Fund") seeks a high level of current income consistent with safety of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Morgan Stanley Funds. More information about these and other discounts is available from your financial adviser and in the "Share Class Arrangements" section beginning on page 27 of this Prospectus and in the "Purchase, Redemption and Pricing of Shares" section beginning on page 43 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 257% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	257.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Morgan Stanley Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund's Class L shares from 0.75% to 0.50%, effective February 25, 2013. The Distribution and/or Shareholder Service (12b-1) Fee shown in the table above has been restated to reflect such change.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same (except for the ten-year amounts for Class B shares which reflect the conversion to Class A shares eight years after the end of the calendar month in which shares were purchased). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in a portfolio of U.S. government securities. In making investment decisions, the Fund's "Adviser," Morgan Stanley Investment Management Inc., considers economic developments, interest rate trends and other factors. The U.S. government securities that the Fund may purchase include: U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; securities (including mortgage-backed securities) issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States; securities (including mortgage-backed securities) issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury; securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality; and securities supported by the U.S. Government in some other way, such as the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. The Fund's investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payment until maturity.

The mortgage-backed securities in which the Fund may invest include mortgage pass-through securities, commercial mortgage-backed securities ("CMBS"), collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters"). In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). The Fund may also invest in asset-backed securities. The Fund may invest in restricted and illiquid securities.

The Fund may, but it is not required to, use derivative instruments for risk management purposes. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. These derivative instruments will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in this Fund include:

•  U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial. In addition, because the Fund is not limited as to the maturities of the fixed-income securities in which it may invest, a rise in the general level of interest rates may cause the price of the Fund's portfolio securities to fall substantially. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Zero Coupon Securities. The interest earned on zero coupon securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received on interest-paying securities if prevailing interest rates rise. A zero coupon security pays no interest to its holder during its life. Therefore, to the extent the Fund invests in zero coupon securities, it will not receive current cash available for distribution to shareholders. In addition, zero coupon securities are subject to substantially greater price fluctuations during periods of changing prevailing interest rates than are comparable securities which pay interest on a current basis.

•  Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Investments in TBAs may give rise to a form of leverage and may cause the Fund's portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged.

•  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have risk characteristics similar to mortgage-backed securities.

•  Liquidity. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

•  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A shares' performance from year-to-year and by showing how the Fund's average annual returns for the one, five and 10 year periods compare with those of broad measures of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 869-NEWS.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A shares' performance from year-to-year and by showing how the Fund's average annual returns for the one, five and 10 year periods compare with those of broad measures of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 869-NEWS
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* The Fund previously disclosed the total return of Class B shares. However, Class B shares are closed to new investments. The Bar chart now shows Class A shares which remain open to new investments.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	12/31/08	4.03%
Low Quarter	6/30/08	–2.13%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.13%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted).
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund's other Classes will vary from the Class A shares' returns.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from the Class A shares' returns. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2012
Barclays Capital U.S. Government/Mortgage Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	2.27%	[1]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	5.46%	[1]
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	4.87%	[1]
Lipper General U.S. Government Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	3.13%	[2]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	5.45%	[2]
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	4.46%	[2]
A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Advisory Fee	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	514
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	703
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,497
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	514
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	703
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	907
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,497
Annual Return 2003	rr_AnnualReturn2003	1.48%
Annual Return 2004	rr_AnnualReturn2004	3.41%
Annual Return 2005	rr_AnnualReturn2005	3.47%
Annual Return 2006	rr_AnnualReturn2006	3.01%
Annual Return 2007	rr_AnnualReturn2007	5.99%
Annual Return 2008	rr_AnnualReturn2008	(2.17%)
Annual Return 2009	rr_AnnualReturn2009	1.42%
Annual Return 2010	rr_AnnualReturn2010	5.03%
Annual Return 2011	rr_AnnualReturn2011	7.54%
Annual Return 2012	rr_AnnualReturn2012	3.86%
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	(0.61%)
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	2.20%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	2.82%
A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	(1.45%)	[5]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	1.07%	[5]
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	1.52%	[5]
A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	(0.40%)
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	1.20%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	1.63%
B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[6]
Advisory Fee	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.31%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[7]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[7]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[7]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	592
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	587
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	698
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,108	[8]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	287
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	498
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,108	[8]
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	(1.04%)
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	3.32%	[8]
L
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[9]
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[9]
Advisory Fee	rr_ManagementFeesOverAssets	0.42%	[9]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%	[4],[9]
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[9]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[9]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118	[9]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368	[9]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638	[9]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409	[9]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	118	[9]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	368	[9]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	638	[9]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,409	[9]
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	2.39%	[10]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	2.56%	[10]
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	2.75%	[10]
I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	67
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	211
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	368
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 822
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	4.21%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	3.36%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	3.53%

[1]	The Barclays Capital U.S. Government/Mortgage Index includes Treasuries, Government-related issues, and agency mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). It is not possible to invest directly in an index.
[2]	The Lipper General U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds classification. There are currently 30 funds represented in this Index.
[3]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances.
[4]	The Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund's Class L shares from 0.75% to 0.50%, effective February 25, 2013. The Distribution and/or Shareholder Service (12b-1) Fee shown in the table above has been restated to reflect such change.
[5]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.
[6]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.
[7]	The Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver when it deems such action is appropriate.
[8]	Does not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" for more information.
[9]	Effective February 25, 2013, Class C shares were renamed Class L shares.
[10]	Effective February 25, 2013, Class C shares were renamed Class L shares. The one year performance of Class L shares reflects the 1% CDSC in effect for Class C shares as of December 31, 2012. Class C shares held for less than one year were subject to a 1% CDSC. The CDSC on Class L shares was eliminated effective February 25, 2013.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2013